Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The components of the Company’s income (loss) before provision for income taxes are as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
U.S.	$11,432	$(25,387)	$19,901
Foreign	219	228	2,885
Income (Loss) Before Provision for Income Taxes	$11,651	$(25,159)	$22,786

Schedule of Income Taxes Charged to Operations

The (expense) benefit for income taxes charged to operations consists of the following (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Current expense:
Federal	$(4,224)	$(3,401)	$(17,360)
State	(395)	(215)	(2,576)
Foreign	(56)	(263)	(1,137)
	(4,675)	(3,879)	(21,073)
Deferred benefit:
Federal	1,443	6,502	14,846
State	42	3,370	331
Foreign	—	(36)	556
	1,485	9,836	15,733
Total Income Tax (Expense) Benefit	$(3,190)	$5,957	$(5,340)

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	Successor
	June 30,
	2024	2025
Deferred tax assets:
Provision for credit losses	$360	$57
Provision for excess or obsolete inventory	1,467	492
Accrued expenses	6,873	1,012
Operating lease liabilities	23,289	13,003
Capitalized research and development costs	11,198	15,847
Research and development credits	3,317	3,138
Net operating losses	2,700	187
Disallowed business interest	1,402	1,011
Other	400	757
Deferred tax assets	51,006	35,504
Deferred tax liabilities:
Investment in Opco	—	(82,655)
Property and equipment	(3,921)	(695)
Intangible assets	(76,523)	(3,133)
Operating lease right of use asset	(22,958)	(12,140)
Other	(1,028)	(199)
Deferred tax liabilities	(104,430)	(98,822)
Deferred Tax Liability, net	$(53,424)	$(63,318)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax (expense) benefit computed at the federal statutory rate of 21% to actual income tax expense at the Company’s effective rate is as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Income tax reconciliation:
Income tax benefit (expense) at U.S. statutory rate	$(2,447)	$5,283	$(4,785)
State income taxes	(353)	2,798	(1,763)
Tax credits	474	1,750	4,542
Passthrough income not subject to income tax	527	(330)	1,878
Non-U.S. income taxed at different rate than U.S. statutory rate	(10)	(174)	(211)
Effect of outside basis difference in domestic subsidiary	—	—	(2,006)
Transaction costs	(314)	(2,641)	(438)
Increase in uncertain tax positions	—	(724)	(1,943)
Nondeductible expenses	(31)	(144)	(476)
Other	(1,036)	139	(138)
Total Income Tax (Expense) Benefit	$(3,190)	$5,957	$(5,340)